Investment in Joint Venture	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Investment in Joint Venture [Abstract]
Investment in Joint Venture

Note 15. Investment in Joint Venture

As mentioned in Note 1, the Company has an investment in a Joint Venture. VML has 49% ownership and does not have control over the Joint Venture, therefore, the investment has been accounted for using the equity method.

For the nine months ended December 31, 2025, the Joint Venture had operating revenue of $0, cost of goods sold of $0, operating costs of $143, and net loss of $143. Under the equity method, net loss attributable to the Company was $70, resulting in a share of loss in joint venture of $70 in the consolidated statement of operations for the nine months ended December 31, 2025.

For the three months ended December 31, 2025, the Joint Venture had no activity.

For the nine months ended December 31, 2024, the Joint Venture had operating revenue of $45,436, cost of goods sold of $36,801, operating costs of $47,604, and net loss of $38,971. Under the equity method, net loss attributable to the Company was $19,096, resulting in a share of loss in joint venture of $19,096 in the consolidated statement of operations for the nine months ended December 31, 2024.

For the three months ended December 31, 2024, the Joint Venture had operating revenue of $39,272, cost of goods sold of $25,379, operating costs of $10,400, and net gain of $3,493. Under the equity method, net gain attributable to the Company was $1,711, resulting in a share of gain in joint venture of $1,711 in the consolidated statement of operations for the three months ended December 31, 2024.

Note 15. Investment in Joint Venture

As mentioned in Note 1, the Company has an investment in a Joint Venture. VML has 49% ownership and does not have control over the Joint Venture, therefore, the investment has been accounted for using the equity method.

As of March 31, 2025, the Joint Venture had total assets of $287,330, total liabilities of $344,488, and total deficit of $(57,158).

As of March 31, 2024, the Joint Venture had total assets of $380,208, total liabilities of $406,860, and total deficit of $(26,652).

For the fiscal year ended March 31, 2025, the Joint Venture had operating revenue of $54,027, cost of goods sold of $36,801, operating costs of $47,732, and net loss of $30,506. Under the equity method, net loss attributable to the Company was $14,948, resulting in a share of loss in joint venture of $14,948 in the consolidated statement of operations for the year ended March 31, 2025.

For the fiscal year ended March 31, 2024, the Joint Venture had operating revenue of $277,215, cost of goods sold of $200,332, operating costs of $118,028, and net loss of $41,145. Under the equity method, net loss attributable to the Company was $20,161, resulting in a share of loss in joint venture of $20,161 in the consolidated statement of operations for the year ended March 31, 2024.

During the years ended March 31, 2025 and 2024, the following related-party transactions occurred: the Company’s China subsidiary had sales to Heroix of $42,754 and $111,218, respectively. As of March 31, 2025, the Company’s China subsidiary had zero accounts receivable from Heroix, had zero accounts payable to Heroix, and held prepayments from Heroix for unshipped orders of $7,293. As of March 31, 2024, the Company’s China subsidiary had zero accounts receivable from Heroix, had zero accounts payable to Heroix, and held prepayments from Heroix for unshipped orders of $45,379.